Other non-operating expenses	12 Months Ended
Dec. 31, 2025
Other Nonoperating Income And Expense [Abstract]
Other non-operating expenses
16.	Other non-operating expenses
On December 4, 2023, a securities class action complaint (captioned Pujo v. EHang Holdings Limited, No.
2:23-cv-10165
(C.D. Cal.)) was filed by purported holders of the Company’s ADSs in federal court (“the Court”). The complaint asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and generally alleged that the Company and certain of its officers and directors made false and misleading statements regarding the Company’s business, operations, and prospects, among other allegations. The complaint was based in large part on a November 7, 2023, report issued by short seller Hindenburg Research. The complaint named as defendants certain of the Company’s officers and directors. The complaint seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees.
The Company and the lead plaintiff (“The Parties”) participated in private mediation on July 1, 2025 and on July 3, 2025, the Parties agreed to settle the matter for US$1,985. On July 7, 2025, the Parties notified the Court that they had reached an agreement in principle and anticipated filing a motion for preliminary approval of the settlement. The Parties have executed stipulation of settlement by their undersigned counsel effective as of August 11, 2025, and determined the settlement fee of US$1,985. As of December 31, 2025, Ehang has paid a settlement amount of US$1,985. On January 12, 2026, the Court granted final approval of the class action settlement.
For the year ended December 31, 2025, the Company recorded the settlement fee of US$1,985 (equivalent to RMB14,254) in other non-operating
expenses as the loss from aforementioned shareholder securities litigation.